Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Goodwill and other intangible assets
Note 14. Goodwill and other intangible assets
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2023:

	Goodwill		Other intangible assets
Cost
Amounts as of December 31, 2022	28,288		18,246
Additions	—		7,293
Disposals	(170	) (1)	—
Disposals related to the transfer of conventional assets (2)	(5,542)		(1,143)

Amounts as of December 31, 2023	22,576		24,396

Accumulated amortization
Amounts as of December 31, 2022	—		(11,454)
Amortization	—		(4,059)
Disposals related to the transfer of conventional assets (2)	—		1,143

Amounts as of December 31, 2023	—		(14,370)

Net value

Amounts as of December 31, 2023	22,576		10,026

(1)	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
(2)	See Note 1.2.1.
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2022:

	Goodwill		Other intangible assets
Cost
Amounts as of December 31, 2021	28,416		12,216
Additions	—		6,030
Disposals	(128	) (1)	—

Amounts as of December 31, 2022	28,288		18,246

Accumulated amortization
Amounts as of December 31, 2021	—		(8,338)
Amortization	—		(3,116)

Amounts as of December 31, 2022	—		(11,454)

Net value

Amounts as of December 31, 2022	28,288		6,792

(1)	Related to the farmout agreement I mentioned in Note 29.2.1.1.

Goodwill arises from the initial business combination, mainly due to the Company’s capacity to tap into unique synergies from managing a portfolio of acquired oil and existing plots of land.
As of December 31, 2023, it was allocated to operated concessions of unconventional oil and gas exploration and production CGU. As of December 31, 2022, it was allocated to the following CGUs in Argentina: (i) 22,746 to operated concessions of unconventional oil and gas exploration and production; and (ii) 5,542 to operated concessions of conventional oil and gas exploration and production.